Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current assets:
Cash and cash equivalents	$ 29,116,431	$ 22,214,029
Restricted cash	24,081	87,604
Short-term investments	2,100,000
Accounts receivable, net	38,779,209	48,515,467
Prepayments, deposits and other assets, net	4,497,578	1,665,736
Total Current Assets	78,076,408	72,874,107
Non-current assets:
Property and equipment, net	21,168,524	20,112,305
Intangible assets, net	2,254,372	726,175
Goodwill	1,473,899
Operating lease right-of-use assets	2,776,858	815,324
Long-term investments	613,807	456,598
Prepayments, deposits and other assets, net	594,603	252,656
Deferred tax assets, net	697,047	81,899
Total Assets	110,029,816	95,319,064
Current liabilities:
Bank loans	23,232,856	10,554,617
Accounts payable	949,137	690,035
Accrued expenses and other current liabilities	799,495	324,021
Tax payables	2,351,615	2,503,375
Contract liabilities	1,139,001	918,470
Salaries and benefits payable	9,941,541	10,586,239
Operating lease liabilities	1,361,928	712,302
Total current liabilities	39,795,803	26,313,948
Non-current liabilities:
Operating lease liabilities	1,638,243	104,114
Deferred tax liabilities	378,344	185,382
Unrecognized tax benefits	3,413,850	2,320,918
Other non-current liabilities	883,963	885,901
Total Liabilities	46,110,203	29,810,263
Commitments and Contingencies
Shareholders’ Equity:
Common shares, $0.0001 par value, 100,000,000 shares authorized; 25,640,056 shares issued and outstanding as of June 30, 2024; 23,650,122 shares issued and outstanding as of June 30, 2023	2,564	2,365
Additional paid-in capital	61,351,200	58,183,383
Statutory reserves	5,553,104	5,356,828
(Accumulated deficit) retained earnings	(51,728)	5,029,021
Accumulated other comprehensive loss	(4,345,902)	(3,990,594)
Total CLPS Incorporation’s Shareholders’ Equity	62,509,238	64,581,003
Noncontrolling interests	1,410,375	927,798
Total Shareholders’ Equity	63,919,613	65,508,801
Total Liabilities and Shareholders’ Equity	110,029,816	95,319,064
Related Party
Current assets:
Amounts due from related parties	3,559,109	391,271
Non-current assets:
Amounts due from a related party	2,374,298
Current liabilities:
Amounts due to related parties	$ 20,230	$ 24,889